UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
Government Securities Series
Money Market Series

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Money Market
Instruments, Inc.

ANNUAL REPORT December 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
22	Report of Independent Registered
Public Accounting Firm
23	Important Tax Information
24	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Money Market Instruments, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Money Market Instruments, Inc., covering the 12-month period from January 1, 2005, through December 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

The Federal Reserve Board continued to raise short-term interest rates in an environment of steady economic growth and low inflation in 2005, driving money market yields to their highest levels in more than four years. In fact, the U.S. economy appeared to shrug off a number of negative influences during the year, including soaring energy prices and the disruptions caused by hurricanes Katrina, Rita and Wilma along the Gulf Coast.

We expect the U.S. economy to continue its moderate expansion in 2006, while inflation should stay low and investor demand for money market securities should remain high. Risks in the new year include uncertainty regarding Fed policy under a new chairman and the possible end of the boom in the housing market, where we believe prices are more likely to stall than plunge.

As always, we encourage you to speak with your financial consultant about how these and other market forces may affect your investments. Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation January 17, 2006

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus Money Market Instruments, Inc. perform during the period?

During the 12-month period ended December 31, 2005, the fund produced yields of 2.62% for its Money Market Series and 2.46% for its Government Securities Series. Taking into account the effects of compounding, the fund produced effective yields of 2.65% and 2.48% for its Money Market Series and Government Securities Series, respectively.1

What is the fund's investment approach?

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund's Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The fund's Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

Long-dormant inflationary pressures appeared to intensify during the opening months of the year when energy prices moved sharply higher. It was no surprise, therefore, that the Federal Reserve Board (the "Fed") continued to raise short-term interest rates at its February and March meetings, driving the federal funds rate from 2.25% at the start of the year to 2.75% by the end of the first quarter. It later was revealed that the U.S. economy expanded at a relatively moderate 3.5% rate during the quarter.

Although concerns in the spring that the U.S. economy might have hit a soft patch proved to be short-lived, soaring energy prices and evidence of slower global economic growth weighed on investor sentiment. Still, the Fed implemented rate hikes in May and June, raising the federal funds rate to 3.25% . U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

In July and August, stronger employment data helped convince investors that U.S. economic growth was solid, but oil and gas prices continued to escalate.The Fed raised the federal funds rate to 3.5% at its meeting on August 9. On August 29, however, Hurricane Katrina struck the Gulf Coast, and oil prices spiked to more than $70 per barrel, reigniting concerns about a possible economic slowdown. Although some analysts believed that the hurricanes might prompt the Fed to pause at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% . U.S. GDP grew at a relatively robust 4.1% annualized rate during the third quarter of 2005.

As was widely expected, the Fed raised interest rates again in November. December saw the creation of 108,000 new jobs and a decline in the unemployment rate to 4.9% .These statistics appeared to confirm that the U.S. economy finished 2005 on solid footing.

The Fed implemented its final rate increase of 2005 on December 10, leaving the federal funds rate at 4.25% by year-end. However, the Fed changed some of the language in its announcement of the increase, which many analysts interpreted as a signal that the credit-tightening campaign might be nearing completion.This view was later reinforced when minutes from the December meeting showed that some Fed members had expressed concern that further rate hikes might restrict economic growth.

Throughout 2005, many money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. We adopted a similar strategy for much of the year, setting the fund's weighted average maturity in a range we considered shorter than industry averages and making adjustments to reflect the proximity of upcoming Fed meetings.

What is the fund's current strategy?

Investors currently are facing greater uncertainty regarding Fed policy in advance of Chairman Alan Greenspan's retirement and the appointment of his successor, Ben Bernanke, on February 1. In addition, the Fed appears ready to give greater weight to incoming economic data when deciding whether to continue the tightening process at upcoming meetings.Therefore, we have continued to maintain the fund's relatively defensive posture. However, we are prepared to increase the fund's weighted average maturity should we see more concrete signs that short-term interest rates have peaked.

January 17, 2006

An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund's Money Market Series and Government Securities Series reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's yields would have been 2.46% and
2.49%, respectively, and the effective yields would have been 2.36% and 2.39%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2005 to December 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2005
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.80	$ 2.95
Ending value (after expenses)	$1,016.60	$1,015.20

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2005
	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 2.80	$ 2.96
Ending value (after expenses)	$1,022.43	$1,022.28

† Expenses are equal to the fund's annualized expense ratio of .55% for Money Market Series and .58% for Government Securities Series; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES December 31, 2005
	Principal
Negotiable Bank Certificates of Deposit—20.5%	Amount ($)	Value ($)

Banca Intesa (Yankee)
4.17%, 1/4/2006	15,000,000	15,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
4.22%, 1/31/2006	10,000,000	9,999,951
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.23%—4.41%, 2/2/2006—3/2/2006	15,000,000	15,000,000
Citibank N.A.
4.41%, 3/6/2006	15,000,000	15,000,000
First Tennessee Bank N.A.
4.38%, 2/13/2006	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg (Yankee)
4.33%, 2/21/2006	10,000,000	10,000,070
Total Negotiable Bank Certificates of Deposit
(cost $70,000,021)		70,000,021

Commercial Paper—63.9%

Amstel Funding Corp.
4.23%, 2/2/2006	10,000,000 [a]	9,962,844
Bank of America Corp.
4.37%, 2/13/2006	10,000,000	9,948,161
Beethoven Funding Corporation
4.36%, 2/3/2006	10,000,000 [a]	9,960,308
Charta LLC
4.40%, 2/21/2006	10,000,000 [a]	9,938,092
CRC Funding LLC
4.40%, 2/23/2006	10,000,000 [a]	9,935,664
Cullinan Finance Ltd.
4.40%, 3/2/2006	12,000,000 [a]	11,913,000
Danske Corp. Inc.
4.37%, 2/15/2006	10,000,000	9,945,813
DEPFA Bank PLC
4.29%, 2/10/2006	10,000,000	9,952,778
Deutsche Bank Financial LLC
4.19%, 1/3/2006	10,000,000	9,997,672
Fairway Finance Co.
4.31%, 2/17/2006	15,282,000 [a]	15,197,007
FCAR Owner Trust, Ser. I
4.31%, 2/15/2006	14,000,000	13,925,450
General Electric Capital Corp.
4.40%, 2/23/2006	10,000,000	9,935,664

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Harrier Finance Funding LLC
4.42%, 3/6/2006	15,000,000 [a]	14,883,467
Links Finance Corp.
4.22%, 2/2/2006	10,000,000 [a]	9,962,889
Nationwide Building Society
4.22%, 2/3/2006	10,000,000	9,961,729
Prudential Funding LLC
4.19%, 1/3/2006	10,000,000	9,997,672
Scaldis Capital Ltd.
4.22%, 1/30/2006	5,000,000 [a]	4,983,184
Sigma Finance Inc.
4.31%, 2/16/2006	11,000,000 [a]	10,940,123
Solitaire Funding Ltd.
4.40%, 2/23/2006	10,000,000 [a]	9,935,664
Spintab AB
4.40%, 3/3/2006	5,000,000	4,963,146
UBS Finance Delaware LLC
4.19%, 1/3/2006	12,000,000	11,997,206
Total Commercial Paper
(cost $218,237,533)		218,237,533

Corporate Notes—10.3%

Lehman Brothers Inc.
4.31%, 2/23/2006	10,000,000 [b]	10,000,000
Toyota Motor Credit Corp.
4.31%, 8/8/2006	10,000,000 [a,b]	10,000,000
Wells Fargo & Co.
4.27%, 7/1/2011	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $35,000,000)		35,000,000

8

	Principal
Time Deposits—5.7%	Amount ($)	Value ($)

Societe Generale (Grand Cayman)
4.22%, 1/3/2006	10,000,000	10,000,000
State Street Bank and Trust Co.,
Boston, MA (Grand Cayman)
4.06%, 1/3/2006	9,400,000	9,400,000
Total Time Deposits
(cost $19,400,000)		19,400,000

Total Investments (cost $342,637,554)	100.4%	342,637,554
Liabilities, Less Cash and Receivables	(.4%)	(1,378,466)
Net Assets	100.0%	341,259,088

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $127,612,242 or 37.4% of net assets.
[b] Variable interest rate—subject to periodic change.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	51.6	Finance	5.9
Asset-Backed/		Asset-Backed/Single Seller	4.1
Multi-Seller Programs	19.0	Brokerage Firms	2.9
Asset-Backed/		Insurance	2.9
Structured Investment Vehicles	14.0		100.4

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES December 31, 2005
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—9.6%	Purchase (%)	Amount ($)	Value ($)

3/9/2006
(cost $24,821,799)	3.86	25,000,000	24,821,799

Repurchase Agreements—88.4%

ABN AMRO Bank N.V.
dated 12/30/2005, due 1/3/2006 in the
amount of $32,012,089 (fully collateralized by
$32,654,000 U.S. Treasury Bills,
due 1/5/2006, value $32,640,612)	3.40	32,000,000	32,000,000
Banc of America
dated 12/30/2005, due 1/3/2006 in the
amount of $32,011,733 (fully collateralized by
$33,037,000 U.S. Treasury Notes,
2.625%, due 11/15/2006, value $32,640,329)	3.30	32,000,000	32,000,000
Bear Stearns Cos.
dated 12/30/2005, due 1/3/2006 in the
amount of $28,007,778 (fully collateralized by
$28,905,000 U.S. Treasury Bills,
due 6/15/2006, value $28,344,243)	2.50	28,000,000	28,000,000
CIBC World Markets PLC
dated 12/30/2005, due 1/3/2006 in the
amount of $28,010,267 (fully collateralized by
$28,503,000 U.S. Treasury Notes,
2.375%, due 8/31/2006, value $28,350,000)	3.30	28,000,000	28,000,000
Goldman, Sachs & Co.
dated 12/30/2005, due 1/3/2006 in the
amount of $20,906,734 (fully collateralized by
$21,417,000 U.S. Treasury Notes,
3%-4.25%, due 11/15/2007-8/15/2014,
value $21,318,701)	2.90	20,900,000	20,900,000
J.P. Morgan Securities
dated 12/30/2005, due 1/3/2006 in the
amount of $28,009,333 (fully collateralized by
$29,069,000 U.S. Treasury Bills,
due 6/8/2006, value $28,560,002)	3.00	28,000,000	28,000,000
Morgan Stanley
dated 12/30/2005, due 1/3/2006 in the
amount of $32,012,263 (fully collateralized by
$65,921,000 U.S. Treasury Strips,
due 2/15/2021-5/15/2021, value $32,640,326)	3.45	32,000,000	32,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

UBS Warburg LLC
dated 12/30/2005, due 1/3/2006 in the
amount of $28,010,578 (fully collateralized by
$28,693,000 U.S. Treasury Notes, 1.50%-2.50%,
due 3/31/2006-5/31/2006, value $28,561,169)	3.40	28,000,000	28,000,000
Total Repurchase Agreements
(cost $228,900,000)			228,900,000

Total Investments (cost $253,721,799)		98.0%	253,721,799

Cash and Receivables (Net)		2.0%	5,307,377

Net Assets		100.0%	259,029,176

Portfolio Summary †
	Value (%)		Value (%)

Repurchase Agreements	88.4	U.S. Treasury Bills	9.6
			98.0

† Based on net assets. See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES December 31, 2005
	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities, See Statement
of Investments (including repurchase agreements
of $228,900,000 for the Government
Securities Series)—Note 2(b)	342,637,554	253,721,799
Cash	—	5,449,546
Interest receivable	596,888	40,389
Prepaid expenses	37,170	25,493
	343,271,612	259,237,227

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	82,861	90,176
Cash overdraft due to Custodian	869,821	—
Payable for shares of Common Stock redeemed	915,547	14,891
Accrued expenses	144,295	102,984
	2,012,524	208,051

Net Assets ($)	341,259,088	259,029,176

Composition of Net Assets ($):
Paid-in capital	341,282,870	259,029,192
Accumulated net realized gain (loss) on investments	(23,782)	(16)

Net Assets ($)	341,259,088	259,029,176

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	341,259,088	259,029,176
Shares Outstanding	341,266,370	259,029,192

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended December 31, 2005
	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	10,801,483	7,978,195
Expenses—Note 2(c):
Management fee—Note 3(a)	1,662,786	1,298,203
Shareholder servicing costs—Note 3(b)	727,183	404,044
Registration fees	64,754	40,717
Custodian fees	63,054	56,112
Professional fees	43,928	38,276
Prospectus and shareholders' reports	29,589	34,361
Directors' fees and expenses—Note 3(c)	26,462	20,844
Miscellaneous	10,127	9,013
Total Expenses	2,627,883	1,901,570
Less—reduction in management fee
due to undertakings—Note 3(a)	(525,960)	(260,164)
Less—reduction in custody fees
due to earnings credits—Note 2(b)	(4,271)	(675)
Net Expenses	2,097,652	1,640,731
Investment Income—Net	8,703,831	6,337,464

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	3,337	3,316
Net Increase in Net Assets Resulting from Operations	8,707,168	6,340,780

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended December 31,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.026	.007	.005	.013	.037
Distributions:
Dividends from investment income—net	(.026)	(.007)	(.005)	(.013)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.65	.66	.48	1.30	3.80

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	.75	.79	.75	.74
Ratio of net expenses
to average net assets	.63	.75	.79	.75	.74
Ratio of net investment income
to average net assets	2.62	.65	.48	1.29	3.66

Net Assets, end of period ($ x 1,000)	341,259	323,289	271,012	243,567	217,658

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS Government Securities Series
		Year Ended December 31,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.025	.006	.005	.013	.035
Distributions:
Dividends from investment income—net	(.025)	(.006)	(.005)	(.013)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.48	.57	.46	1.26	3.56

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.73	.72	.69	.70
Ratio of net expenses
to average net assets	.63	.73	.72	.69	.70
Ratio of net investment income
to average net assets	2.44	.56	.46	1.26	3.49

Net Assets, end of period ($ x 1,000)	259,029	269,108	285,688	318,633	325,930

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series.The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for the purposes of determining such qualification.

At December 31, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The Money Market Series' accumulated capital loss carryover of $23,782 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $6,526 of the carryover expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

The Government Securities Series' accumulated capital loss carryover of $16 is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions for the Money Market Series and Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2005 and December 31, 2004, respectively, were all ordinary income.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2005, the cost of investments of each series for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly. The Manager had undertaken from April 29, 2005 through December 31, 2005, to reduce the management fee paid by each series, if the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .55% for Money Market Series and .58% for Government Securities Series of the value of each series' average daily net assets.The reduction in management fee, for Money Market Series pursuant to the undertaking, amounted to $525,960 during the period ended December 31, 2005. The reduction in management fee, for Government Securities Series pursuant to the undertaking, amounted to $260,164 during the period ended December 31, 2005.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2005, the Money Market Series and the Government Securities Series were charged $194,695 and $179,927, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2005, the Money Market Series and the Government Securities Series, were charged $36,714 and $70,362, respectively, pursuant to the transfer agency agreement.

During the period ended December 31, 2005, each series was charged $3,762 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $142,572, chief compliance officer fees $1,858 and transfer agency per account fees $3,242, which are offset against an expense reimbursement currently in effect in the amount of $64,811.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $108,377, chief compliance officer fees $1,858 and transfer agency per account fees $11,600, which are offset against an expense reimbursement currently in effect in the amount of $31,659.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series), as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dreyfus Money Market Instruments, Inc. at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York February 8, 2006

Dreyfus Money Market Instruments, Inc. IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the Government Securities Series hereby designates 38.69% of the ordinary income dividends paid during its fiscal year ended December 31, 2005 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia. Also the Money Market Series designates 91.15% of ordinary income dividends paid during the fiscal year ended December 31, 2005 as qualifying "interest related dividends" and the Government Securities Series designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2005 as qualifying "interest related dividends."

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 193
———————
David P. Feldman (66)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
• QMED, a medical device company, Director
No. of Portfolios for which Board Member Serves: 58
———————
James F. Henry (75)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President, CPR Institute for Dispute Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
No. of Portfolios for which Board Member Serves: 22

Dr. Paul A. Marks (79)
Board Member (1980)
Principal Occupation During Past 5 Years:
• President, Emeritus (2000-present) and President and Chief Executive Officer of Memorial
Sloan-Kettering Cancer Center (Retired 1999)
Other Board Memberships and Affiliations:
• Pfizer, Inc., a pharmaceutical company, Director-Emeritus
• Lazard Freres & Company, LLC, Senior Adviser
• Carrot Capital Health Care Ventures, Advisor
• Armgo-Start-Up Biotech; Board of Directors
• Nanoviricide, Board Director
• PTC, Scientific Advisory Board
No. of Portfolios for which Board Member Serves: 22
———————
Dr. Martin Peretz (66)
Board Member (1980)
Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University (1965-2001)
• Co-Chairman of TheStreet.com, a financial daily on the web
Other Board Memberships and Affiliations:
• Academy for Liberal Education, an accrediting agency for colleges and universities certified by the U.S. Department of Education, Director
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• Board of Overseers of YIVO Institute for Jewish Research, Chairman
No. of Portfolios for which Board Member Serves: 22
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
John M. Fraser, Jr., Emeritus Board Member
Rosalind Gersten Jacobs, Emeritus Board Member

The Fund 25

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 27

NOTES

For More		Information

Dreyfus		Transfer Agent &
Money Market		Dividend Disbursing Agent
Instruments, Inc.
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0008–0060AR1205

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $50,925 in 2004 and $55,202 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,026 in 2004 and $5,499 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were less than $600 in 2004 and $227 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $592,101 in 2004 and $758,091 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)